Statements of Cash Flows (CAD)	12 Months Ended			61 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012
Cash flow used in operating activities
Net income (loss) for the period	391,069	(2,987,687)	(210,191)	(3,088,639)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain in transfer of mineral interest	(1,267,191)			(1,267,191)
Stock-based compensation	320,000			320,000
Stock issued for mineral property claim costs			47,000	47,000
Non-cash interest expense, warrants		1,633,510		1,633,510
Impairment on mineral properties		933,330		933,330
Accrued interest expenses	41,005	48,962	4,068	94,035
Loss on debt settlements		367,357		367,357
Discount on convertible notes	21,005	929,025		950,030
Change in derivate liabilities	(6,110)	(1,505,257)		(1,511,367)
Shares issued for services		8,800		8,800
Changes in operating assets:
Prepaid expenses	49,149	(49,320)		(171)
Other receivables	(1,176)	(8,408)	(821)	(11,692)
Accounts payable, related parties	216,503	25,278	120,612	412,393
Accounts payable	18,652	43,978	29,119	102,786
Restricted cash	(204,060)			(204,060)
Net cash used in operating activities	(421,154)	(560,432)	(10,213)	(1,213,879)
Cash flow provided (required) by investing activities
Mineral property option costs		(250,000)		(250,000)
Net cash provided (required) by financing activities		(250,000)		(250,000)
Cash flow provided (required) by financing activities
Bank overdraft		(7)	7
Proceeds from related party loans		123,626		254,308
Repayments of related parties loans			(4,914)	(88,501)
Proceeds from convertible notes		950,020		950,020
Proceeds from short term loans			12,705	12,705
Stock issued for cash				177,400
Net cash provided (required) by financing activities		1,073,639	7,798	1,305,932
Foreign change on cash	107,567	50,380		157,947
Cash Increase (Decrease)	(313,587)	313,587	(2,415)
Cash, Beginning of period	313,587		2,415
Cash, End of period		313,587
Supplemental disclosure of cash flow information:
Interest				17,521
Income taxes
Supplemental disclosure of non-cash transactions:
Shares issuance for settlement of accounts payable, related parties		190,268		190,268
Shares issuance for settlement of accounts payable		27,908		27,908
Shares issuance for settlement of loan		12,704		12,704
Shares issuance for settlement of loan, related parties		47,106		47,106
Total		277,986		277,986